SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of share-based compensation expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Facilitation and servicing	2,408	4,921	8,035
General and administrative	33,740	31,464	25,879
Research and development	6,038	6,823	10,557
Sales and marketing	362	11,145	14,651
Total	42,548	54,353	59,122

Summary of share option activities

The summary of the Share Option activities is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2023	58	3.5	2.00	894
Granted
Exercised	(48)
Forfeited	(10)
Options outstanding at December 31, 2024	—	—	—	—
Options exercisable at December 31, 2024	—	—	—	—
Options vested or expected to be vested at December 31, 2024	—	—	—	—

Summary of RSUs activities

The summary of the RSUs activities in 2024 is as follows:

	Number of RSUs (in ‘000s)	Weighted Average Grant-Date Fair Value
		RMB
Unvested at December 31, 2023	—	—
Granted	1,290	45.80
Vested	(1,290)	(45.80)
Canceled/Forfeited	—	—
Unvested at December 31, 2024	—	—